Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Property, plant and equipment.

(12) Property, plant, and equipment

The development of property, plant, and equipment in 2022 and 2021 is shown in the following tables. The table below also includes the right of use assets (see note 13 Leases) with a net book value of k€ 168,327 as of 31 December 2022 (31. December 2021 k€ 145,038).

	2022
	k€
		Plant,
	Buildings and	machinery
	leasehold	and	Furniture	Assets under
	improvements	equipment	and fixtures	construction	Total
Acquisition and manufacturing costs
Amount beginning of the year	378,467	227,611	39,658	40,350	686,086
Foreign currency translation	3,234	839	(62)	883	4,894
Additions	61,673	59,611	11,663	95,618	228,565
Business combination	6,534	3,309	107	94	10,044
Disposals	3,573	3,101	1,243	862	8,779
Reclass	16,727	1,667	1,308	(19,702)	—
Amount end of the year	463,062	289,936	51,431	116,381	920,810

Depreciation, amortisation, and write-downs
Amount beginning of the year	63,379	113,901	24,209	—	201,489
Foreign currency translation	(196)	(355)	(168)	—	(719)
Additions	33,126	30,490	9,061	—	72,677
Disposals	44	1,563	1,231	—	2,838
Reclass	2,194	(2,166)	(28)	—	—
Amount end of the year	98,459	140,307	31,843	—	270,609

Net book value
Amount beginning of the year	315,088	113,710	15,449	40,350	484,597
Amount end of the year	364,603	149,629	19,588	116,381	650,201

	2021
	k€
		Plant,
	Buildings and	machinery		Assets
	leasehold	and	Furniture	under
	improvements	equipment	and fixtures	construction	Total
Acquisition and manufacturing costs
Amount beginning of the year	215,055	168,224	27,445	71,155	481,879
Foreign currency translation	9,099	4,576	718	3,362	17,755
Additions	83,535	36,082	7,546	63,653	190,816
Business combination	—	—	—	—	—
Disposals	3,022	443	860	39	4,364
Reclass	73,800	19,172	4,809	(97,781)	—
Amount end of the year	378,467	227,611	39,658	40,350	686,086

Depreciation, amortisation, and write-downs
Amount beginning of the year	40,472	87,048	17,062	—	144,582
Foreign currency translation	1,919	2,628	620	—	5,167
Additions	23,463	24,826	7,307	—	55,596
Disposals	2,552	424	880	—	3,856
Reclass	77	(177)	100	—	—
Amount end of the year	63,379	113,901	24,209	—	201,489

Net book value
Amount beginning of the year	174,583	81,176	10,383	71,155	337,297
Amount end of the year	315,088	113,710	15,449	40,350	484,597

The increase in the net book value of property, plant, and equipment of k€ 165,604 is mainly attributed to new buildings technical equipment, and construction in progress. This is due to the continued construction of the J.POD factory in Toulouse, France (increase of k€ 55,705).